Offerings	Jul. 25, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Ordinary shares, nominal value euro 0.59 per share
Amount Registered | shares	24,189,617
Proposed Maximum Offering Price per Unit	27.65
Maximum Aggregate Offering Price	$ 668,842,910.05
Fee Rate	0.01531%
Amount of Registration Fee	$ 102,399.85
Offering Note	The amount registered consists of 18,388,613 ordinary shares, nominal value euro 0.59 per share (the "Ordinary Shares"), of the registrant reserved for issuance under the James Hardie Industries Public Limited Company Amended and Restated 2001 Equity Incentive Plan (the "Equity Incentive Plan"), 4,863,148 Ordinary Shares reserved for issuance under the James Hardie Industries Public Limited Company Long Term Incentive Plan and 937,856 shares reserved for issuance under the James Hardie Industries plc 2020 Non-Executive Director Equity Plan. Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), this registration statement shall be deemed to cover any additional Ordinary Shares to prevent dilution resulting from stock splits, stock dividends, or similar transactions. The proposed maximum offering price per unit, calculated as the average of the high and low prices of the Ordinary Shares reported on the New York Stock Exchange on July 23, 2025, and the maximum aggregate offering price are estimated solely for purposes of calculating the registration fee in accordance with Rule 457(c) and Rule 457(h) under the Securities Act.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Ordinary shares, nominal value euro 0.59 per share
Amount Registered | shares	269,221
Proposed Maximum Offering Price per Unit	21.7072
Maximum Aggregate Offering Price	$ 5,844,034.09
Fee Rate	0.01531%
Amount of Registration Fee	$ 894.72
Offering Note	The amount registered consists of Ordinary Shares reserved for issuance under the Equity Incentive Plan upon the exercise of outstanding stock options under the Equity Incentive Plan. Pursuant to Rule 416(a) under the Securities Act, this registration statement shall be deemed to cover any additional Ordinary Shares issuable to prevent dilution resulting from stock splits, stock dividends, or similar transactions. The proposed maximum offering price per unit and the maximum aggregate offering price are estimated solely for purposes of calculating the registration fee in accordance with Rule 457(h) under the Securities Act on the basis of the weighted average exercise price per share of such stock options (33.05 Australian dollars converted to U.S. dollars at an exchange rate of 0.6568 U.S. dollars per Australian dollar).